Leases (Details) - Schedule of Operating Lease and Other Supplemental Information - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Operating Lease and Other Supplemental Information [Abstract]
Operating lease ROU assets	$ 828,447	$ 1,135,668
Current operating lease liabilities	384,415	539,599
Non-current operating lease liabilities	468,796	636,414
Total lease liabilities	$ 853,211	$ 1,176,013
Other supplemental information:
Weighted average remaining lease term (years)	2 years 9 months 25 days	2 years 10 months 9 days
Weighted average discount rate	4.19%	4.26%